Income Taxes	12 Months Ended
Apr. 30, 2023
Income Taxes [Abstract]
Income taxes

Note 9 – Income taxes

(a) Corporate Income Taxes

The Company is in Japan and is subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 30.6% for the years ended April 30, 2022 and 2023.

Reconciliation of the differences between statutory income tax rate and the effective tax rate

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the years ended April 30, 2022 and 2023:

	April 30, 2022	April 30, 2023
Japanese statutory income tax rate	30.6%	30.6%
Non-deductible expenses	(1.5)%	(0.7)%
Non-taxable income	0.4%	2.8%
Valuation allowance	—%	(43.7)%
Share based compensation	(35.8)%	—%
Deferred IPO costs	—%	16.6%
Others	1.2%	(3.2)%
	(5.1)%	2.4%

Significant components of the provision for income taxes are as follows:

	April 30, 2021	April 30, 2022	April 30, 2023	April 30, 2023
	JPY	JPY	JPY	USD
Current income tax expense (benefit)	290,000	12,963,341	(9,345,241)	(68,720)
Deferred tax (benefit) expense	(15,912,026)	15,978,261	122,261	899
TOTAL OPERATING REVENUES	(15,622,026)	28,941,602	(9,222,980)	(67,821)

For the purpose of presentation in the balance sheets, deferred income tax assets and liabilities have been offset, and included in other assets on the accompanying balance sheets. Significant component of deferred tax assets and liabilities are as follows:

	April 30, 2022	April 30, 2023
	JPY	JPY	USD

Net operating loss carry forward	4,872,262	175,897,644	1,293,460
Valuation allowance	(4,872,262)	(175,897,644)	(1,293,460)
Deferred tax assets	—	—	—
Temporary difference in depreciation	(66,235)	(188,496)	(1,386)
Deferred tax liabilities	(66,235)	(188,496)	(1,386)
Total	(66,235)	(188,496)	(1,386)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

(b) Consumption tax

Consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales, and expenses in the statements of income and comprehensive income. Before October 1, 2019, the applicable consumption tax rate was 8%, and since October 1, 2019, the Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the new Japanese tax law. For overseas sales, the Company is exempted from paying consumption tax. The Company can deduct all its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Company is eligible for consumption tax refund from the tax authorities for excess input consumption tax, which is recorded as consumption tax receivable in the prepaid expenses and other current assets on the balance sheets.